Property and equipment	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
4. Property and equipment
	2014	2013

Survey equipment	$643,319	$626,286
Furniture and other equipment	528,420	528,420
Computers and software	1,100,593	1,097,560
Leasehold improvements	403,898	382,157
	2,676,230	2,634,423
Accumulated amortization and impairment	(2,438,766)	(2,371,605)

	237,464	262,818